Antonio Aliberti
Director
Securities Operations Department

05069347

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

1-8966

CERTNYS

NYSE

November 8, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SJW Corp., Common Stock, par value \$1.042 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 8, 2005. Tentative listing date – November 14, 2005.

Sincerely,

Antonio Aliberti